UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 8/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Symons Value Institutional Fund

Schedule of Investments

August 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.81%

Beverages — 8.44%
Ambev SA ADR	263,455	$1,649,228
Diageo PLC ADR	15,595	2,096,124
Molson Coors Brewing Co. - Class B	34,005	3,051,949

		6,797,301

Capital Markets — 3.10%
Credit Suisse Group AG ADR	170,640	2,498,170

Construction & Engineering — 2.71%
Fluor Corp.	56,620	2,183,833

Diversified Telecommunication Services — 2.86%
AT&T, Inc.	61,440	2,301,542

Electric Utilities — 14.13%
Alliant Energy Corp.	97,370	4,161,594
FirstEnergy Corp.	72,355	2,357,326
PG&E Corp.	68,980	4,854,812

		11,373,732
Equity Real Estate Investment Trusts — 8.54%
GEO Group, Inc./The	64,408	1,780,237
OUTFRONT Media, Inc.	90,180	1,983,960
Public Storage	15,155	3,111,928

		6,876,125

Food & Staples Retailing — 4.18%
Kroger Co.	72,000	1,574,640
Rite Aid Corp.*	741,360	1,794,091

		3,368,731

Food Products — 18.49%
Campbell Soup Co.	43,130	1,992,606
ConAgra Foods, Inc.	79,465	2,579,434
General Mills, Inc.	56,360	3,001,734
Hershey Co./The	36,717	3,852,348
JM Smucker Co./The	33,078	3,465,251

		14,891,373
Health Care Providers & Services — 2.70%
Express Scripts Holding Co.*	34,665	2,177,655

Independent Power & Renewable Electricity Producer — 3.13%
AES Corp.	228,260	2,519,990

Internet Software & Services — 3.65%
Alphabet, Inc. - Class C *	3,126	2,936,345

Multiline Retail — 1.93%
Target Corp.	28,560	1,557,377

Multi-Utilities — 4.38%
Dominion Resources, Inc.	44,730	3,523,382

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments – (continued)

August 31, 2017 (Unaudited)

	Shares	Fair Value
Pharmaceuticals — 2.39%
Perrigo Co. PLC	24,360	$1,923,466

Specialty Retail — 2.16%
TJX Cos., Inc./The	24,030	1,737,369

Wireless Telecommunication Services — 4.02%
Rogers Communications, Inc.	62,000	3,234,540

Total Common Stocks (Cost $67,858,679)		69,900,931

Money Market Securities — 12.11%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.88% (a)	9,750,180	9,750,180

Total Money Market Securities (Cost $9,750,180)		9,750,180

Total Investments – 98.92% (Cost $77,608,859)		79,651,111

Other Assets in Excess of Liabilities – 1.08%		869,081

NET ASSETS – 100.00%		$80,520,192

(a)	Rate disclosed is the seven day effective yield as of August 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At August 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$6,109,047
Gross unrealized depreciation	(4,066,795)

Net unrealized appreciation	$2,042,252

Aggregate cost of securities for income tax purposes	$77,608,859

See accompanying notes which are an integral part of this schedule of investments.

Symons Concentrated Small Cap Institutional Value Fund

Schedule of Investments

August 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.96%

Banks — 8.00%
Opus Bank *	6,211	$139,126

Beverages — 10.05%
Coca-Cola Bottling Company Consolidated	383	81,805
Cott Corp.	6,130	93,053

		174,858

Construction & Engineering — 4.65%
Chicago Bridge & Iron Co. N.V.	6,560	80,950

Diversified Telecommunication Services — 1.10%
Hawaiian Telcom Holdco, Inc. *	629	19,134

Electric Utilities — 3.86%
Otter Tail Corp.	1,606	67,131

Energy Equipment & Services — 3.12%
Dril-Quip, Inc. *	1,445	54,260

Equity Real Estate Investment Trusts — 4.31%
Washington Prime Group, Inc.	8,972	74,916

Food Products — 4.06%
B&G Foods, Inc.	2,316	70,638

Gas Utilities — 10.10%
Chesapeake Utilities Corp.	2,212	175,744

Household Products — 7.65%
Energizer Holdings, Inc.	1,820	80,353
WD-40 Co.	485	52,841

		133,194
Leisure Equipment & Products — 4.79%
Vista Outdoor, Inc.*	4,070	83,435

Marine — 9.44%
Seaspan Corp.	23,007	164,270

Media — 4.44%
New Media Investment Group, Inc.	5,605	77,293

Multiline Retail — 4.12%
Fred’s, Inc. - Class A	12,114	71,715

Multi-Utilities — 7.90%
NorthWestern Corp.	2,278	137,409

Pharmaceuticals — 2.97%
GW Pharmaceuticals PLC ADR *	489	51,746

See accompanying notes which are an integral part of this schedule of investments.

Symons Concentrated Small Cap Institutional Value Fund

Schedule of Investments – (continued)

August 31, 2017 (Unaudited)

	Shares	Fair Value
Technology Hardware, Storage & Peripherals — 4.40%
Electronics For Imaging, Inc.*	2,153	$76,561

Total Common Stocks (Cost $1,613,259)		1,652,380

Money Market Securities — 3.70%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class 0.88% (a)	64,418	64,418

Total Money Market Securities (Cost $64,418)		64,418

Total Investments – 98.66% (Cost $1,677,677)		1,716,798

Other Assets in Excess of Liabilities – 1.34%		23,332

NET ASSETS – 100.00%		$1,740,130

(a)	Rate disclosed is the seven day effective yield as of August 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At August 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$89,155
Gross unrealized depreciation	(50,034)

Net unrealized appreciation	$39,121

Aggregate cost of securities for income tax purposes	$1,677,677

See accompanying notes which are an integral part of this schedule of investments.

Symons Funds

Related Notes to the Schedule of Investments

August 31, 2017

(Unaudited)

The Symons Value Institutional Fund and the Symons Concentrated Small Cap Value Institutional Fund (the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting policies generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) are recognized on the ex-date. The calendar yearend classification of distributions received from REITs during the fiscal year is reported subsequent to year end. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Symons Funds

Related Notes to the Schedule of Investments - continued

August 31, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Symons Capital Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2017:

	Valuation Inputs
Symons Value Institutional Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$69,900,931	$—	$—	$69,900,931
Money Market Securities	9,750,180	—	—	9,750,180
Total	$79,651,111	$—	$—	$79,651,111
Symons Concentrated Small Cap Value Institutional Fund
Common Stocks	$1,652,380	$—	$—	$1,652,380
Money Market Securities	64,418	—	—	64,418

Total	$1,716,798	$—	$—	$1,716,798

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2017, based on input levels assigned at November 30, 2016.

Auer Growth Fund

Schedule of Investments

August 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.91%

Consumer Discretionary — 6.21%
Beasley Broadcast Group, Inc., Class A	30,000	$298,500
Educational Development Corp. *	14,000	147,700
Horizon Global Corp.	15,000	258,000
LGI Homes, Inc. *	6,000	255,240
Live Ventures, Inc. *	10,000	104,400
Modine Manufacturing Co. *	15,500	250,325
Sequential Brands Group, Inc. *	42,000	128,100
William Lyon Homes, Class A *	11,500	275,885

		1,718,150

Energy — 12.07%
Advantage Oil & Gas Ltd. *	43,000	273,050
Cenovus Energy, Inc.	46,000	359,720
ECA Marcellus Trust I (b)	61,000	140,300
Evolution Petroleum Corp.	17,000	118,150
Fairmount Santrol Holdings, Inc. *	180,000	550,800
HollyFrontier Corp.	9,000	281,790
Par Pacific Holdings, Inc. *	7,800	138,918
ProPetro Holding Corp. *	12,000	138,120
Smart Sand, Inc. *	49,000	292,530
Southwestern Energy Co. *	43,000	234,350
SRC Energy, Inc. *	32,500	256,425
U.S. Silica Holdings, Inc.	20,500	557,805

		3,341,958

Financials — 14.38%
Annaly Capital Management, Inc. *	12,000	150,000
Anworth Mortgage Asset Corp. *	45,000	272,700
B. Riley Financial, Inc. *	16,000	262,400
Broadway Financial Corp. *	70,000	149,800
Century Bancorp, Inc.	2,000	133,600
Ellington Residential Mortgage *	8,700	127,281
Federated National Holding Co.	16,000	248,640
Fidelity Southern Corp. *	5,500	120,230
First Horizon National Corp.	16,000	275,360
FS Bancorp, Inc. *	4,000	200,120
Great Southern Bancorp, Inc.	5,500	273,900
Hilltop Holdings, Inc.	5,200	123,084
New Residential Investment Corp.	16,000	263,680
NMI Holdings, Inc., Class A *	17,500	189,875
Northeast Bancorp. *	9,000	194,400
Oak Valley Bancorp. *	12,500	185,625
Oaktree Capital Group, LLC, Class A (a) *	5,700	260,490
PennyMac Mortgage Investment Trust *	8,000	138,320
Plumas Bancorp *	7,000	138,250
Porter Bancorp, Inc. *	12,000	133,320
Timberland Bancorp, Inc. *	5,000	138,550

		3,979,625

Health Care — 4.33%
ANI Pharmaceuticals, Inc.	6,000	288,000
Innoviva, Inc. *	10,000	140,400
PDL BioPharma, Inc.	100,000	312,000
Supernus Pharmaceuticals, Inc. *	10,000	458,000

		1,198,400

Auer Growth Fund

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

	Shares	Fair Value
Industrials — 8.02%
AeroCentury Corp. *	23,000	$289,800
Argan, Inc.	11,500	728,525
ASV Holdings, Inc. *	17,000	138,550
Hudson Technologies, Inc. *	16,000	142,400
Key Technology, Inc. *	10,000	149,400
MasTec, Inc. *	6,500	265,200
Sino-Global Shipping America Ltd. *	80,000	243,200
Willis Lease Finance Corp. *	11,000	261,800

		2,218,875

Information Technology — 34.93%
Amtech Systems, Inc. *	12,000	132,600
Applied Materials, Inc.	15,000	676,800
Axcelis Technologies, Inc. *	26,500	553,850
Cohu, Inc.	30,000	562,800
DXC Technology Co.	1,600	136,000
Electro Scientific Industries, Inc. *	52,000	640,640
Finisar Corp.	22,500	543,375
FormFactor, Inc. *	21,000	317,100
Ichor Holdings Ltd. *	13,000	297,440
InterDigital, Inc.	3,700	263,995
inTEST Corp. *	34,000	256,700
Lam Research Corp.	1,900	315,362
LightPath Technologies, Inc. *	115,000	300,150
Micron Technology, Inc. *	19,000	607,430
Oclaro, Inc. *	54,000	454,140
Open Text Corp.	4,200	135,408
Pixelworks, Inc. *	48,000	230,400
SMART Global Holdings, Inc. *	17,000	337,790
Synaptics, Inc. *	6,000	249,420
Taitron Components, Inc.	75,000	119,250
Tech Data Corp. *	2,600	286,754
Teradyne, Inc.	16,000	569,760
Ultra Clean Holdings, Inc.	37,000	853,590
Western Digital Corp.	6,500	573,755
xG Technology, Inc. *	140,000	256,200

		9,670,709

Materials — 16.44%
Asanko Gold, Inc. *	155,000	189,100
Cleveland-Cliffs, Inc. *	65,000	543,400
Golden Star Resources Ltd.	200,000	156,800
Methanex Corp.	11,500	587,650
Norbord, Inc.	10,000	344,300
Olympic Steel, Inc.	29,000	529,250
Synalloy Corp. *	12,500	141,875
Taseko Mines Ltd. *	225,000	432,000
Teck Resources Ltd., Class B	24,000	598,320
United States Steel Corp. *	11,000	292,710
Warrior Met Coal, Inc.	27,000	736,830

		4,552,235

Auer Growth Fund

Schedule of Investments (continued)

August 31, 2017 (Unaudited)

	Shares	Fair Value
Real Estate — 2.00%
Consolidated-Tomoka Land Co.	2,500	$138,500
Griffin Industrial Realty, Inc.	4,500	154,575
iStar, Inc. *	22,500	261,225

		554,300

Utilities — 0.53%
Fortis, Inc.	4,000	146,320

Total Common Stocks (Cost $25,139,893)		27,380,572

Money Market Securities — 1.27%

Fidelity Investments Money Market Government Portfolio, Class I, 0.90% (b)	350,217	350,217

Total Money Market Securities (Cost $350,217)		350,217

Total Investments – 100.18% (Cost $25,490,110)		27,730,789

Liabilities in Excess of Other Assets – (0.18)%		(49,269)

NET ASSETS – 100.00%		$27,681,520

(a)	Master Limited Partnership
(b)	Rate disclosed is the seven day effective yield as of August 31, 2017.
*	Non-income producing security.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At August 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,850,163
Gross unrealized depreciation	(609,484)

Net unrealized appreciation	$2,240,679

Aggregate cost of securities for income tax purposes	$25,490,110

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2017 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) are recognized on the ex-date. The calendar yearend classification of distributions received from REITs during the fiscal year is reported subsequent to year end. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and master limited partnerships, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2017 – (Unaudited)

In accordance with the Trust’s valuation policies, the SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,380,572	$—	$—	$27,380,572
Money Market Securities	350,217	—	—	350,217

Total	$27,730,789	$—	$—	$27,730,789

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2017, based on input levels assigned at November 30, 2016.

Roosevelt Multi-Cap Fund

Schedule of Investments

August 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.56%

Consumer Discretionary — 11.84%
Amazon.com, Inc. *	928	$909,997
Bright Horizons Family Solutions, Inc. *	6,459	516,268
Home Depot, Inc./The	4,193	628,405
Las Vegas Sands Corp.	7,987	496,871
Newell Brands, Inc.	10,408	502,498
Walt Disney Co./The	6,837	691,904

		3,745,943

Consumer Staples — 4.74%
ConAgra Foods, Inc.	19,030	617,714
Kraft Heinz Co./The	4,857	392,203
Lamb Weston Holdings, Inc.	10,760	489,365

		1,499,282

Energy — 5.76%
EOG Resources, Inc.	6,099	518,354
Hess Corp.	7,422	288,716
Marathon Petroleum Corp.	10,048	527,018
Schlumberger Ltd.	7,673	487,312

		1,821,400

Financials — 16.94%
Berkshire Hathaway, Inc., Class B *	5,689	1,030,619
CME Group, Inc.	6,635	834,683
MarketAxess Holdings, Inc.	3,632	700,794
Prudential Financial, Inc.	7,007	715,275
S&P Global, Inc.	4,160	642,013
SunTrust Banks, Inc.	13,164	725,336
U.S. Bancorp	13,931	713,964

		5,362,684

Health Care — 11.63%
Allergan PLC *	2,099	481,679
Edwards LifeSciences Corp. *	4,791	544,545
Johnson & Johnson	7,483	990,525
Nevro Corp *	4,277	368,592
Pfizer, Inc.	18,206	617,547
UnitedHealth Group, Inc.	3,408	677,851

		3,680,739

Industrials — 16.12%
3M Co.	2,992	611,325
General Dynamics Corp.	2,052	413,170
Honeywell International, Inc.	4,589	634,521
Lockheed Martin Corp.	2,734	834,936
Northrop Grumman Corp.	3,206	872,705
Old Dominion Freight Line, Inc.	7,522	751,448
Union Pacific Corp.	5,411	569,778
United Rentals, Inc. *	3,517	415,217

		5,103,100

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

August 31, 2017 (Unaudited)

	Shares	Fair Value
Information Technology — 18.86%
Alphabet, Inc., Class A *	1,275	$1,217,931
Apple, Inc.	8,090	1,326,760
Facebook, Inc., Class A *	4,968	854,347
Lam Research Corp.	2,767	459,267
Microchip Technology, Inc.	11,150	967,820
Visa, Inc., Class A	11,059	1,144,828

		5,970,953

Materials — 5.32%
Akzo Nobel N.V.	15,036	456,794
Dow Chemical Co./The	11,804	786,737
Martin Marietta Materials, Inc.	2,082	441,363

		1,684,894

Real Estate — 4.02%
Crown Castle International Corp.	7,020	761,249
Prologis, Inc.	8,062	510,808

		1,272,057

Utilities — 2.33%	4,908	738,703

NextEra Energy, Inc.
Total Common Stocks (Cost $26,020,378)		30,879,755

Money Market Securities — 2.45%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.93% (a)	776,516	776,516

Total Money Market Securities (Cost $776,516)		776,516

Total Investments – 100.01% (Cost $26,796,894)		31,656,271

Liabilities in Excess of Other Assets – (0.01)%		(4,194)

NET ASSETS – 100.00%		$31,652,077

(a)	Rate disclosed is the seven day effective yield as of August 31, 2017.
*	Non-income producing security.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At August 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$4,897,850
Gross unrealized depreciation	(395,586)

Net unrealized appreciation	$4,502,264

Aggregate cost of securities for income tax purposes	$27,154,007

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

August 31, 2017

(Unaudited)

The Roosevelt Multi-Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

August 31, 2017

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, The Roosevelt Investment Group, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$30,879,755	$—	$—	$30,879,755
Money Market Securities	776,516	—	—	776,516

Total	$31,656,271	$—	$—	$31,656,271

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2017, based on input levels assigned at November 30, 2016.

Item 2.	Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By /s/ David R. Carson
David R. Carson, President

Date	10/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Carson
David R. Carson, President

Date	10/26/2017

By /s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	10/26/2017